Accrued expenses and other liabilities - Accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Salaries and benefits payables	¥ 135,746		¥ 257,207
Taxes payable	120,748		101,487
Product warranties	50,426		41,924
Accrued costs of the Merger	54,984		54,984
Other payables and accrued charges	264,649		158,938
Accrued expenses and other current liabilities	¥ 626,553	$ 85,837	¥ 614,540